Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We recognize the importance of developing, implementing, and maintaining robust cybersecurity measures to safeguard our information systems and to protect the confidentiality, integrity, and availability of our data. We have implemented various measures—including testing of software, computer systems, facilities, and procedures—to address cybersecurity threats. We assess risks arising from such threats that could adversely affect our information systems or the information they contain. We also conduct periodic assessments to identify potential cybersecurity threats.

Following these risk assessments, we evaluate whether and how to redesign, implement, and maintain reasonable safeguards to mitigate identified risks and address any gaps in existing safeguards. We monitor and test our safeguards and regularly conduct training for employees, in collaboration with the administrative department and management. We remain committed to fostering a company-wide culture of cybersecurity risk management.

We have not encountered cybersecurity risks, threats, or incidents that have materially affected or are reasonably likely to materially affect the Company, our business strategy, results of operations, or financial condition during the financial year ended December 31, 2025.

Cybersecurity Risk Management Processes Integrated [Text Block]	We recognize the importance of developing, implementing, and maintaining robust cybersecurity measures to safeguard our information systems and to protect the confidentiality, integrity, and availability of our data.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

We have not encountered cybersecurity risks, threats, or incidents that have materially affected or are reasonably likely to materially affect the Company, our business strategy, results of operations, or financial condition during the financial year ended December 31, 2025.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false